CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Millions	3 Months Ended																	6 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015	[1],[2],[3]	Dec. 31, 2014		Sep. 30, 2014	[1]	Jun. 30, 2014	[4],[5]	Mar. 31, 2014	[4],[6]	Dec. 31, 2013	[4],[7],[8]	Sep. 30, 2013	[4]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Comprehensive Income Net Of Tax [Abstract]
Net (loss)/income	$ (10.8)	$ 5.2		$ (53.7)		$ 3.7	[1]	$ (110.3)		$ (70.0)		$ (43.6)		$ (36.0)		$ (27.5)		$ (26.0)	$ (106.6)	$ (155.1)	[1]	$ (177.1)	[4]	$ (141.9)
Foreign currency translation adjustments	(7.7)					(8.7)												(11.7)	(21.0)	(22.3)		19.2		(4.8)
Comprehensive loss	$ (18.5)					$ (5.0)												$ (37.7)	$ (127.6)	$ (177.4)		$ (157.9)		$ (146.7)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[3]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[4]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[5]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.
[6]	The Company realized an increase in revenue and operating expenses beginning March?4, 2014 as a result of the acquisition of CoreXchange.
[7]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[8]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.